LOSS (INCOME) PER SHARE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Weighted Number of Shares [abstract]
For the computation of basic loss (income) (in shares)	25,495,236	689,898	25,268,501	689,898	5,025,213
Effect of potential dilutive ordinary shares (Warrants) (in shares)	476,457		1,078,165
For the computation of diluted loss (income) (in shares)	25,971,693		26,346,666
Loss (Income) Attributed to equity holders of the Company [abstract]
For the computation of basic loss (income)	$ (5,962)		$ 9,545
Effect of potential dilutive ordinary shares (Warrants)	17,378		13,471
For the computation of diluted loss (income)	$ 11,416		$ 23,016
Weighted number of shares that used for the basic and diluted loss per share (in shares)	25,495,236	689,898	25,268,501	689,898	5,025,213